Asset Retirement Obligations - Assumptions used to calculate the asset retirement obligation (Details) $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Assumptions
Significant unobservable input of liabilities	21.48
Asset Retirement Obligation
Assumptions
Significant unobservable input of liabilities	1,336	116
Undiscounted cash flows | Asset Retirement Obligation
Assumptions
Significant unobservable input of liabilities	3,126	1,932
Nominal discount rate | Asset Retirement Obligation
Assumptions
Significant unobservable input of liabilities	3.98	3.31
Long-term inflation rate | Asset Retirement Obligation
Assumptions
Significant unobservable input of liabilities	3.0	2.5